UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23232

HARTFORD FUNDS MASTER FUND

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Global Impact Fund

Semi-Annual Report

April 30, 2017 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from February 28, 2017, the date on which the Hartford Global Impact Fund commenced operations, through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Global Impact Fund inception 02/28/2017

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Cumulative Total Returns (as of 4/30/17)

Since Inception[1]
Global Impact Fund A2	2.70%
Global Impact Fund A3	-2.95%
Global Impact Fund C2	2.50%
Global Impact Fund C3	1.50%
Global Impact Fund I2	2.70%
Global Impact Fund R3[2]	2.70%
Global Impact Fund R4[2]	2.70%
Global Impact Fund R5[2]	2.70%
Global Impact Fund R6[2]	2.70%
Global Impact Fund Y2	2.70%
Global Impact Fund F2	2.70%
MSCI All Country World Index (Net)	2.80%

[1]	Inception: 2/28/2017. Cumulative returns not annualized.
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

Hartford Global Impact Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Global Impact Class A	1.25%	1.74%
Global Impact Class C	2.00%	2.49%
Global Impact Class I	1.00%	1.39%
Global Impact Class R3	1.55%	1.96%
Global Impact Class R4	1.25%	1.66%
Global Impact Class R5	0.95%	1.36%
Global Impact Class R6	0.85%	1.25%
Global Impact Class Y	0.90%	1.30%
Global Impact Class F	0.85%	1.25%

*	Expenses as shown in the Fund’s most recent prospectus and are based on estimated amounts. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

3

Hartford Global Impact Fund

Fund Summary

April 30, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small-cap securities can have greater risk and volatility than large-cap securities. Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. By investing in cash and money market investments, the Fund may lose the benefit of market upswings. Because it invests in a master portfolio, the Fund is also subject to the risks related to a master-feeder structure.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Sector in the Global Impact Master Portfolio

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.9%
Consumer Staples	3.6
Financials	2.4
Health Care	16.3
Industrials	19.1
Information Technology	19.1
Real Estate	3.3
Telecommunication Services	8.6
Utilities	13.7

Total	99.0%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Country in the Global Impact Master Portfolio

as of April 30, 2017

Country	Percentage of Net Assets
Australia	2.1%
Austria	1.0
Bangladesh	3.1
Botswana	2.4
Brazil	5.4
China	4.1
Denmark	1.8
France	2.4
Germany	1.6
Japan	1.3
Kenya	2.7
Luxembourg	2.8
South Africa	2.3
Spain	0.9
Taiwan	2.1
Thailand	3.3
United Kingdom	5.4
United States	54.3
Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

4

Hartford Global Impact Fund

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of February 28, 2017 (commencement of operations) through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Global Impact Fund(1) (2)

	Actual Return			Hypothetical (5% return before expenses)*
	Beginning Account Value February 28, 2017	Ending Account Value April 30, 2017	Expenses paid during the period February 28, 2017 through April 30, 2017(3)	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(4)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,027.00	$2.12	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,025.00	$3.38	$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,027.00	$1.47	$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R3	$1,000.00	$1,027.00	$2.22	$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class R4	$1,000.00	$1,027.00	$1.88	$1,000.00	$1,019.29	$5.56	1.11%	181	365
Class R5	$1,000.00	$1,027.00	$1.61	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R6	$1,000.00	$1,027.00	$1.44	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class Y	$1,000.00	$1,027.00	$1.47	$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class F	$1,000.00	$1,027.00	$1.44	$1,000.00	$1,020.58	$4.26	0.85%	181	365

*	Please note that while the Fund commenced operations on February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Commenced operations on February 28, 2017.
(2)	Includes the Fund’s share of the Global Impact Master Portfolio’s allocated expenses.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.
(4)	Ratios do not include acquired fund fees and expenses.

5

Hartford Global Impact Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Market Value
AFFILIATED INVESTMENT COMPANIES - 100.1%
Domestic Equity Funds - 100.1%
Global Impact Master Portfolio	$2,534,274

Total Domestic Equity Funds (cost $2,506,977)	2,534,274

Total Affiliated Investment Companies (cost $2,506,977)	$2,534,274

Total investments (cost $2,506,977)	100.1%	$2,534,274
Other assets and liabilities	(0.1)%	(1,386)

Total net assets	100.0%	$2,532,888

Summary of the Master Portfolio’s Investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Investment Valuation Note).

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact Fund

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Hartford Global Impact Fund
Assets:
Investments in Global Impact Master Portfolio (the “Master Portfolio”), at market value	$2,534,274
Receivables:
Other assets	7,138

Total assets	2,541,412

Liabilities:
Payables:
Transfer agent fees	28
Fund administration fees	3,342
Board of Directors’ fees	—
Distribution fees	8
Accrued expenses	5,146

Total liabilities	8,524

Net assets	$2,532,888

Summary of Net Assets:
Capital stock and paid-in-capital	$2,470,250
Undistributed (distributions in excess of) net investment income	7,733
Accumulated net realized gain (loss) from the Master Portfolio	27,608
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency from the Master Portfolio	27,297

Net assets	$2,532,888

Shares authorized	225,000,000

Par value	$0.0010

Class A: Net asset value per share	$10.27

Maximum offering price per share	$10.87

Shares outstanding	1,000

Net Assets	$10,267

Class C: Net asset value per share	$10.25

Shares outstanding	1,000

Net Assets	$10,254

Class I: Net asset value per share	$10.27

Shares outstanding	63,492

Net Assets	$652,279

Class R3: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,266

Class R4: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,269

Class R5: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,272

Class R6: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,274

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact Fund

Statement of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Global Impact Fund
Class Y: Net asset value per share	$10.27

Shares outstanding	30,557

Net Assets	$313,909

Class F: Net asset value per share	$10.27

Shares outstanding	146,500

Net Assets	$1,505,098

Cost of investments in the Master Portfolio	$2,506,977

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Hartford Global Impact Fund(1)
Investment Income:
Dividends allocated from the Master Portfolio	$11,949
Interest allocated from the Master Portfolio	125
Less: Foreign tax withheld allocated from the Master Portfolio	(1,115)
Expenses allocated from the Master Portfolio	(12,264)

Total investment income allocated from the Master Portfolio	(1,305)

Expenses:
Administrative services fees
Class R3	3
Class R4	2
Class R5	2
Transfer agent fees
Class A	36
Class C	6
Class I	12
Class R3	—
Class R4	—
Class R5	—
Class R6	—
Class Y	—
Class F	—
Distribution fees
Class A	4
Class C	17
Class R3	8
Class R4	4
Registration and filing fees	25,887
Accounting services fees	2,006
Fund administration fees	3,342
Board of Directors’ fees	—
Audit fees	10,208
Other expenses	4,337

Total expenses (before waivers and fees paid indirectly)	45,874
Expense waivers	(54,872)
Transfer agent fee waivers	(32)
Distribution fees reimbursements	(8)

Total waivers and fees paid indirectly	(54,912)

Total expenses, net	(9,038)

Net Investment Income (Loss)	7,733

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from the Master Portfolio	28,410
Net realized gain (loss) on other foreign currency transactions allocated from the Master Portfolio	(802)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	27,608

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from the Master Portfolio	30,007
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from the Master Portfolio	(2,710)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	27,297

Net Gain (Loss) on Investments and Foreign Currency Transactions	54,905

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,638

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund

Statement of Changes in Net Assets

For the Period Ended April 30, 2017(1) (Unaudited)
Operations:
Net investment income (loss)	$7,733
Net realized gain (loss) on investments and foreign currency transactions	27,608
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	27,297

Net Increase (Decrease) in Net Assets Resulting from Operations	62,638

Capital Share Transactions:
Sold	2,470,330
Redeemed	(80)

Net increase from capital share transactions	2,470,250

Net Increase (Decrease) in Net Assets	2,532,888

Net Assets:
Beginning of period	—

End of period	$2,532,888

Undistributed (distributions in excess of) net investment income	$7,733

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Impact Fund

Financial Highlights

	— Selected Per-Share Data(1) —							— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(3)(4)		Ratio of Expenses to Average Net Assets After Adjustments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover of the Master Portfolio
Hartford Global Impact Fund
For the Period Ended April 30, 2017 (Unaudited)(5)
A	$10.00	$0.03	$0.24	$0.27	$10.27	2.70	%(6)	$10	18.01	%(7)	1.25	%(7)	1.72	%(7)	11%
C	10.00	0.02	0.23	0.25	10.25	2.50	(6)	10	16.98	(7)	2.00	(7)	0.89	(7)	11
I	10.00	0.03	0.24	0.27	10.27	2.70	(6)	652	15.63	(7)	0.87	(7)	2.02	(7)	11
R3	10.00	0.03	0.24	0.27	10.27	2.70	(6)	10	16.32	(7)	1.31	(7)	1.55	(7)	11
R4	10.00	0.03	0.24	0.27	10.27	2.70	(6)	10	16.02	(7)	1.11	(7)	1.84	(7)	11
R5	10.00	0.03	0.24	0.27	10.27	2.70	(6)	10	15.72	(7)	0.95	(7)	1.96	(7)	11
R6	10.00	0.04	0.23	0.27	10.27	2.70	(6)	10	15.62	(7)	0.85	(7)	2.14	(7)	11
Y	10.00	0.07	0.20	0.27	10.27	2.70	(6)	314	15.14	(7)	0.87	(7)	4.03	(7)	11
F	10.00	0.03	0.24	0.27	10.27	2.70	(6)	1,505	15.62	(7)	0.85	(7)	2.04	(7)	11

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Commenced operations on February 28, 2017.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Impact Fund

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-four series as of April 30, 2017.

The Fund operates as a “feeder fund,” which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of April 30, 2017, the Fund owned approximately 96.1% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Fund offers Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Investment Valuation – Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Investment portfolio.

b)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

c)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of the Fund by dividing the net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

12

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is also subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

13

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

4.	Federal Income Taxes:

a)	The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

5.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Company, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the investment advisory agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund management fee rate would be as follows:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives a flat fee of $52,000 per year.

14

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of the Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.25%	2.00%	1.00%	1.55%	1.25%	0.95%	0.85%	0.90%	0.85%

d)	Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.25%	2.00%	0.87%	1.31%	1.11%	0.95%	0.85%	0.87%	0.85%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. For the period ended April 30, 2017, HFD did not receive front-end sales charges or contingent deferred sales charges for the Fund.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class C Plan, the Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended April 30, 2017, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Hartford Global Impact Fund	$4

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets

15

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class R6 and F shares until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board held on January 11, 2017, the Board approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Fund. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of the Fund’s average daily net assets as follows:

Fund	Percent of Average Daily Net Assets
Hartford Global Impact Fund	0.01%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

6.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	100%	100%	73%	100%	100%	100%	100%	3%	32%

Percentage of Fund by Class:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Percentage of Fund:
Hartford Global Impact Fund	—	%*	—	%*	19%	—	%*	—	%*	—	%*	—	%*	—	%*	19%

*	Percentage rounds to zero.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

16

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

8.	Capital Share Transactions:

The following information is for the period ended April 30, 2017:

Hartford Global Impact Fund
	For the Period Ended April 30, 2017(1)
	Shares	Amount
Class A
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class C
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class I
Shares Sold	63,493	$635,260
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	63,492	635,250

Class R3
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class R4
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class R5
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class R6
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class Y
Shares Sold	30,558	$310,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	30,557	310,000

Class F
Shares Sold	146,500	$1,465,000

Net Increase (Decrease)	146,500	1,465,000

Total Net Increase (Decrease)	246,549	$2,470,250

(1)	Commenced operations on February 28, 2017.

17

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

9.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions, and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash

18

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

12.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

19

Hartford Global Impact Fund

Approval of Investment Management Agreement

The Hartford Mutual Funds, Inc.

Hartford Global Impact Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory agreement. At its meeting held on November 2-3, 2016, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc., including each of the Independent Directors, unanimously voted to approve for an initial two-year period an investment management agreement (the “Agreement”) for Hartford Global Impact Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC” or the “Adviser”).

Prior to approving the Agreement, the Board requested, received and reviewed written responses from the Adviser to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses (the “Adviser Materials”). The information provided and presentations made to the Board included both the Fund and the Global Impact Master Portfolio (the “Master Portfolio”), a series of Hartford Funds Master Fund. In addition, the Board and its Investment Committee received presentations from representatives of the Adviser regarding the Fund and its investment strategy at meetings held on August 2-3, 2016 and November 2-3, 2016. In evaluating the Agreement, the Board noted that the Fund would operate under a “master-feeder” structure whereby, as a feeder fund that would invest all of its assets in the Master Portfolio, the Fund would have the same investment objective and policies as the Master Portfolio. The Board considered that HFMC would serve as investment adviser to each of the Fund and Master Portfolio and that Wellington Management Company LLP would serve as the investment sub-adviser to the Master Portfolio.

In determining whether to approve the Agreement for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreement. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreement and, throughout the evaluation process, the Board was assisted by counsel for the Fund. The Independent Directors were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreement is provided below.

Nature, Extent and Quality of Services to be Provided by the Adviser

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Adviser. The Board considered, among other things, the terms of the Agreement and the range of services to be provided by the Adviser. The Board considered that, because of the master-feeder structure, the portfolio management services to be provided by the Adviser to the Fund are limited to selecting the Master Portfolio, investing the Fund’s assets in the Master Portfolio, and monitoring the Master Portfolio’s performance as an investment for the Fund. The Board considered the Adviser’s organizational structure, systems and personnel. The Board also considered the Adviser’s reputation and overall financial strength and the Board’s past experience with the Adviser with respect to the services it provides to other Hartford Funds. The Board also considered the possibility that, at some point in the future, the Adviser may recommend the withdrawal of the Fund from the master-feeder structure and the management of the Fund’s assets directly or through a sub-adviser.

With respect to HFMC, the Board noted that, under the Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Fund. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each of the Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board considered that HFMC would oversee the approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HFMC would oversee compliance with the Fund’s objective and policies as well as with applicable laws and regulations. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.

The Board also considered information previously provided by the Adviser regarding its compliance policies and procedures and compliance history, and received a representation from HFMC that the written compliance policies and procedures of HFMC are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford Funds’ compliance program as a result of the addition of the Fund, other than certain changes designed to address the master-feeder structure.

20

Hartford Global Impact Fund

Approval of Investment Management Agreement – (continued)

In considering this information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreement, but also the Board’s experience through past interactions with HFMC. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC.

Performance of the Fund

The Board considered that the Fund is newly formed and did not have a prior performance record but noted that the performance of the Fund would be based on the performance of the Master Portfolio. To that end, the Board considered the investment performance of the Master Portfolio’s sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Master Portfolio’s portfolio managers, composite performance data showing the portfolio management team’s capabilities in managing the sub-adviser’s Global Impact strategy, noting that the sub-adviser did not currently manage a registered investment company that uses an investment strategy substantially similar to that proposed for the Master Portfolio but does manage other accounts that have a substantially similar principal investment strategy. The Board also considered information comparing the composite performance data to the Fund’s and Master Portfolio’s proposed benchmark and an appropriate group of peer funds.

Based on these considerations, the Board concluded that the Fund has the capability of providing satisfactory investment performance.

Costs of the Services and Profitability of the Adviser

In considering the proposed advisory fee schedule for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC and its affiliates from all services to be provided to the Fund and the Master Portfolio and all aspects of their relationships with the Fund and the Master Portfolio. In connection with these considerations, the Board took account of the fact that the Fund would not directly pay a management fee with respect to any period in which the only investment security held by the Fund is that of the Master Portfolio, and that, as a result, as long as the Fund continues to invest solely in the Master Portfolio under a master-feeder structure, investors in the Fund would incur a single fee for management services provided by HFMC to the Fund and the Master Portfolio (such management fee structure is hereinafter referred to as the “Single Management Fee Structure”). The Board noted that to the extent the Fund were to no longer invest all of its assets in the Master Portfolio, the Fund would pay HFMC a management fee in accordance with the advisory fee schedule presented at the meeting. In evaluating HFMC’s estimated profitability, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund and the Fund’s share of the expenses of the Master Portfolio, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to HFMC as a result of the Fund’s investment in the Master Portfolio would depend on the growth of assets under management.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Adviser and its affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Adviser

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the expected total expense ratios of the Fund. The Board noted that the Fund bears its share of the fees and expenses of the Master Portfolio, including the Master Portfolio’s management fees. The Board also noted that the advisory fee schedule for the Master Portfolio is identical to that of the Fund, except that the Fund would not directly pay a management fee to HFMC for any period in which the Fund only holds securities of the Master Portfolio. The Board requested and reviewed information from HFMC relating to the proposed management fees under the Single Management Fee Structure and total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees under the Single Management Fee Structure and total expenses relative to a peer group of funds (“Peer Group”) derived from information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, in conjunction with input from an independent financial services consultant engaged by the Board. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board also considered that HFMC had contractually agreed to limit the expenses for the Fund’s Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, and Class Y shares to 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95%, 0.85%, and 0.90%, respectively, each through February 28, 2018, with each such arrangement automatically renewing on an annual basis unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.

In considering the reasonableness of the Fund’s management fees and total expense ratios, the Board considered that, according to the information provided by Broadridge, the Fund’s proposed weighted management fees under the Single Management Fee Structure were below

21

Hartford Global Impact Fund

Approval of Investment Management Agreement – (continued)

the Broadridge Peer Group average and median for all asset levels. The Board further considered that the Fund’s proposed weighted management fees under the Single Management Fee Structure fell within the 1st or 2nd quintile for all asset levels. The Board also considered that the Fund’s estimated total expenses, less Rule 12b-1 fees, were below the Broadridge Peer Group average and median and fell within the 2nd quintile.

Based on these considerations, the Board concluded that the Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would, during any period in which the Fund directly paid a management fee to HFMC, reduce fee rates as Fund assets grow over time. The Board also considered that the Fund would invest all of its assets in the Master Portfolio. The Board considered the potential conflicts that may arise if an additional feeder fund invests in the same Master Portfolio, including the competition for assets from investors. The Board noted that growth in the other feeder fund assets and corresponding improvement in the Master Portfolio’s economies of scale may reduce the fees and expenses of the Fund. The Board also considered the Single Management Fee Structure and reviewed the breakpoints in the proposed management fee schedule for the Master Portfolio, which would reduce certain expenses of the Fund as the Master Portfolio’s assets grow over time. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also considered that expense limitations that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Fund’s Broadridge Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would review future growth in the Fund’s assets and the appropriateness of the breakpoints as part of its future annual review of the Agreement.

Other Benefits

The Board considered other benefits to the Adviser and its affiliates from their relationships with the Fund.

The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. As principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or redemptions of certain classes of shares.

The Board considered the benefits to the Fund’s future shareholders of being part of the Hartford Funds family of funds, including the right to exchange investments between the same class of funds without a sales charge (except for Class T Shares, which do not have exchange privileges), the ability to reinvest Fund dividends into other funds in the family with respect to certain classes, and the ability to combine holdings in certain shares classes of the Fund with holdings in certain share classes of the other funds to obtain a reduced sales charge for Class A Shares. The Board considered HFMC’s efforts to provide investors in the fund family with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in initiating new funds to expand these opportunities for shareholders.

* * * *

22

Hartford Global Impact Fund

Approval of Investment Management Agreement – (continued)

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

23

Global Impact Master Portfolio

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 2.1%
4,360	Seek Ltd.	$55,539

	Austria - 1.0%
1,225	Zumtobel Group AG	25,509

	Bangladesh - 3.1%
20,285	GrameenPhone Ltd.	81,819

	Botswana - 2.4%
291,055	Letshego Holdings Ltd.	63,540

	Brazil - 5.4%
17,325	Kroton Educacional S.A.	81,602
12,305	MRV Engenharia e Participacoes S.A.	61,795

		143,397

	China - 4.1%
219,995	CT Environmental Group Ltd.	40,985
153,185	Huaneng Renewables Corp. Ltd. Class H	53,473
24,680	Luye Pharma Group Ltd.	14,906

		109,364

	Denmark - 1.8%
550	Vestas Wind Systems A/S	47,326

	France - 2.4%
3,320	Veolia Environnement S.A.	63,181

	Germany - 1.6%
1,180	Innogy SE(1)	43,381

	Japan - 1.3%
375	Eisai Co., Ltd.	19,717
700	Ono Pharmaceutical Co., Ltd.	14,439

		34,156

	Kenya - 2.7%
376,115	Safaricom Ltd.	70,157

	Luxembourg - 2.8%
1,345	Millicom International Cellular S.A.	73,696

	South Africa - 2.3%
5,540	Net 1 UEPS Technologies, Inc.*	59,998

	Spain - 0.9%
275	Acciona S.A.	22,688

	Taiwan - 2.1%
7,920	Tung Thih Electronic Co., Ltd.	54,265

	Thailand - 3.3%
176,335	LPN Development PCL	59,573
40,410	Supalai PCL	28,739

		88,312

	United Kingdom - 5.4%
3,060	Genus plc	67,971
995	Hikma Pharmaceuticals plc	24,966
11,335	PureCircle Ltd.*	48,447

		141,384

	United States - 54.3%
245	Acuity Brands, Inc.	43,145
795	Aduro Biotech, Inc.*	7,672
2,328	Advanced Drainage Systems, Inc.	53,660
175	Agios Pharmaceuticals, Inc.*	8,699
495	Aimmune Therapeutics, Inc.*	9,623
445	Alder Biopharmaceuticals, Inc.*	8,922
180	Alkermes plc*	10,485

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United States - 54.3% - (continued)
50	Alnylam Pharmaceuticals, Inc.*	$2,680
220	athenahealth, Inc.*	21,562
1,945	Avangrid, Inc.	84,607
700	Blackbaud, Inc.	56,287
1,040	Bright Horizons Family Solutions, Inc.*	79,165
495	Clean Harbors, Inc.*	28,764
5,130	Covanta Holding Corp.	74,642
960	First Solar, Inc.*	28,368
315	Five Prime Therapeutics, Inc.*	10,981
270	Global Blood Therapeutics, Inc.*	7,817
145	Illumina, Inc.*	26,805
1,299	Itron, Inc.*	84,240
1,110	Johnson Controls International plc	46,143
1,820	Laureate Education, Inc. Class A*	25,134
625	MyoKardia, Inc.*	8,156
150	Neurocrine Biosciences, Inc.*	8,010
2,460	Pattern Energy Group, Inc.	54,169
680	Proofpoint, Inc.*	51,252
3,270	Silver Spring Networks, Inc.*	37,311
2,175	Sprouts Farmers Market, Inc.*	48,524
4,050	Square, Inc. Class A*	73,872
2,175	Stratasys Ltd.*	53,853
1,170	Teladoc, Inc.*	29,016
115	Tesla, Inc.*	36,118
185	Thermo Fisher Scientific, Inc.	30,586
2,245	Trevena, Inc.*	7,341
1,150	Ubiquiti Networks, Inc.*	59,248
645	Watts Water Technologies, Inc. Class A	40,119
1,750	Xylem, Inc.	89,967
1,535	Zoetis, Inc.	86,129

		1,433,072

	Total Common Stocks (cost $2,578,816)	$2,610,784

	Total Long-Term Investments (cost $2,578,816)	$2,610,784

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
29,134	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$29,134

	Total Short-Term Investments (cost $29,134)	$29,134

Total Investments (cost $2,607,950)^	100.1%	$2,639,918
Other Assets and Liabilities	(0.1)%	(3,376)

Total Net Assets	100.0%	$2,636,542

The accompanying notes are an integral part of these financial statements.

24

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$111,256
Unrealized Depreciation	(79,288)

Net Unrealized Appreciation	$31,968

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the value of this security was $43,381, which represented 1.6% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	05/31/17	CBK	$117,414	$117,830	$416
EUR	Sell	05/31/17	DEUT	115,706	$117,830	(2,124)
JPY	Buy	05/31/17	DEUT	115,780	113,329	(2,451)
JPY	Sell	05/31/17	CBK	114,882	113,329	1,553

Total						$(2,606)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

The accompanying notes are an integral part of these financial statements.

25

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Portfolio’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$90,383	$36,118	$54,265	$—
Capital Goods	345,869	273,034	72,835	—
Commercial & Professional Services	158,945	103,406	55,539	—
Consumer Durables & Apparel	61,795	61,795	—	—
Consumer Services	185,901	185,901	—	—
Diversified Financials	63,540	63,540	—	—
Food & Staples Retailing	48,524	48,524	—	—
Food, Beverage & Tobacco	48,447	48,447	—	—
Health Care Equipment & Services	50,578	50,578	—	—
Pharmaceuticals, Biotechnology & Life Sciences	375,905	301,877	74,028	—
Real Estate	88,312	36,553	51,759	—
Semiconductors & Semiconductor Equipment	28,368	28,368	—	—
Software & Services	278,720	278,720	—	—
Technology Hardware & Equipment	197,341	197,341	—	—
Telecommunication Services	225,672	151,976	73,696	—
Utilities	362,484	182,157	180,327	—
Short-Term Investments	29,134	29,134	—	—
Foreign Currency Contracts(2)	1,969	—	1,969	—

Total	$2,641,887	$2,077,469	$564,418	$—

Liabilities
Foreign Currency Contracts(2)	$(4,575)	$—	$(4,575)	$—

Total	$(4,575)	$—	$(4,575)	$—

(1)	For the period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

26

Global Impact Master Portfolio

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Global Impact Master Portfolio
Assets:
Investments in securities, at market value	$2,639,918
Unrealized appreciation on foreign currency contracts	1,969
Receivables:
Investment securities sold	17,542
Dividends and interest	1,069

Total assets	2,660,498

Liabilities:
Unrealized depreciation on foreign currency contracts	4,575
Bank overdraft - foreign cash	13,726
Payables:
Investment management fees	1,472
Board of Trustees’ fees	1
Foreign taxes	758
Accrued expenses	3,424

Total liabilities	23,956

Net assets	$2,636,542

Cost of investments	$2,607,950
Cost of bank overdraft - foreign cash	$13,726

The accompanying notes are an integral part of these financial statements.

27

Global Impact Master Portfolio

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Global Impact Master Portfolio(1)
Investment Income:
Dividends	$12,478
Interest	130
Less: Foreign tax withheld	(1,162)

Total investment income, net	11,446

Expenses:
Investment management fees	2,880
Custodian fees	782
Accounting services fees	69
Trustees expenses	10
Audit fees	747
Other expenses	8,356

Total expenses (before waivers)	12,844

Total expenses, net	12,844

Net Investment Income (Loss)	(1,398)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	29,714
Net realized gain (loss) on other foreign currency transactions	(839)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	28,875

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	31,210
Net unrealized appreciation (depreciation) of foreign currency contracts	(2,606)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(213)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	28,391

Net Gain (Loss) on Investments and Foreign Currency Transactions	57,266

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,868

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

28

Global Impact Master Portfolio

Statement of Changes in Net Assets

For the Period Ended April 30, 2017 (Unaudited)(1)
Operations:
Net investment income (loss)	$(1,398)
Net realized gain (loss) on investments and foreign currency transactions	28,875
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	28,391

Net Increase (Decrease) in Net Assets Resulting from Operations	55,868

Capital Transactions:
Contributions	2,580,674

Net increase from capital share transactions	2,580,674

Net Increase (Decrease) in Net Assets	2,636,542

Net Assets:
Beginning of period	—

End of period	$2,636,542

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

29

Global Impact Master Portfolio

Financial Highlights

		— Ratios and Supplemental Data —
Total Return(1)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(2)		Ratio of Expenses to Average Net Assets After Adjustments(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Global Impact Master Portfolio
For the Period Ended April 30, 2017 (Unaudited)(3)
2.16	%(4)	$2,637	3.37	%(5)	3.37	%(5)	(0.37	)%(5)	11%

(1)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(3)	Commenced operations on February 28, 2017.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

30

Global Impact Master Portfolio

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Master Portfolio is a diversified open-end management investment company and applies the specialized accounting and reporting requirements under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of April 30, 2017, the Master Portfolio has an affiliated fund, Hartford Global Impact Fund (the “Feeder Fund”), with a significant ownership percentage of the Master Portfolio’s net assets. In addition to the Feeder Fund, as of April 30, 2017, seed capital was invested in the Master Portfolio by Hartford Funds Management Company, LLC (“HFMC”). Investment activities of the Feeder Fund could have a material impact on the Master Portfolio. As of April 30, 2017, the Feeder Fund and HFMC owned approximately 96.1% and 3.9%, respectively, of the Master Portfolio.

The Master Portfolio commenced operations on February 28, 2017.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of the Master Portfolio’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Master Portfolio after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets.

In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchange or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available.

In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded.

31

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

32

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees of the Trust generally reviews and approves the “Procedures for Valuation of Master Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Trust’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees of the Trust then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Master Portfolio’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

d)	Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Master Portfolio invests. The amount of foreign tax expense is included on the accompanying Statement of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

33

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – The Master Portfolio is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Master Portfolio’s NAV. The Master Portfolio may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Master Portfolio’s NAV. The Master Portfolio may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Trust’s Board of Trustees. See the Master Portfolio’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, the Master Portfolio may be required to post margin equal to its outstanding exposure thereunder.

34

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1,969	$—	$—	$—	$—	$1,969

Total	$—	$1,969	$—	$—	$—	$—	$1,969

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$4,575	$—	$—	$—	$—	$4,575

Total	$—	$4,575	$—	$—	$—	$—	$4,575

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(2,606)	$—	$—	$—	$—	$(2,606)

Total	$—	$(2,606)	$—	$—	$—	$—	$(2,606)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$233,195
Foreign Currency Contracts Sold	$230,588

c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of April 30, 2017:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,969	$(4,575)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,969	(4,575)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,969	$(4,575)

35

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Impact Master Portfolio

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$1,969	$—	$—	$—	$1,969

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(4,575)	$—	$—	$—	$(4,575)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

36

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

6.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

7.	Expenses:

a)	Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Trust, on behalf of the Master Portfolio, HFMC provides accounting services to the Master Portfolio and receives a tax services fee of $50,000 per year plus an accounting services fees calculated at the following annual rate based on its average daily net assets shown below.

Average Daily	Net Assets Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

37

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

8.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

9.	Investment Transactions:

For the period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Cost of Purchases	Sales Proceeds
Global Impact Master Portfolio	$2,804,774	$255,672

10.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the period ended April 30, 2017, the Master Portfolio did not have borrowings under this facility.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Master Portfolio because the Master Portfolio is not party to the suit.

38

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

12.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Deleware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions, and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

14.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

39

Global Impact Master Portfolio

Approval of Investment Management and Investment Sub-Advisory Agreements

Hartford Funds Master Fund

Global Impact Master Portfolio

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on November 2-3, 2016, the Board of Trustees (the “Board”) of the Hartford Funds Master Fund, including each of the Independent Trustees, unanimously voted to approve for an initial two-year period an investment management agreement for Global Impact Master Portfolio (the “Master Portfolio”) with Hartford Funds Management Company, LLC (“HFMC”) and a separate investment sub-advisory agreement between HFMC and the Master Portfolio’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested, received and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board received presentations from representatives of the Advisers regarding the Master Portfolio and its investment strategy. In evaluating the Agreements, the Board noted that the Master Portfolio would be a “master fund” in a “master-feeder” structure, whereby each feeder fund would have the same investment objective and policies as the Master Portfolio and would invest all of its assets in the Master Portfolio. The information provided and presentations made to the Board encompassed the Master Portfolio and included a discussion regarding feeder funds (“Feeder Funds”), including the Hartford Global Impact Fund, a series of The Hartford Mutual Funds, Inc. (the “Mutual Fund Feeder”). The Board also noted that HFMC would serve as investment adviser to the Master Portfolio and each Feeder Fund but would receive a management fee only from the Master Portfolio, provided that the Feeder Funds continue to be solely invested in the Master Portfolio.

In determining whether to approve the Agreements for the Master Portfolio, the members of the Board reviewed and evaluated information and factors they believed to be relevant in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Master Portfolio. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Master Portfolio by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered the Advisers’ organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with the Advisers with respect to the services they provide to other Hartford Funds.

With respect to HFMC, the Board noted that, under the Agreements, HFMC would be responsible for the management of the Master Portfolio, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Master Portfolio as well as investment advisory services in connection with selecting, monitoring and supervising the Master Portfolio’s sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Master Portfolio. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each of the Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board considered that HFMC would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to the Master Portfolio and the service providers to the Master Portfolio. The Board also considered that HFMC would oversee compliance with the Master Portfolio’s objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Master Portfolio’s investments and those of other funds or accounts managed by the Master Portfolio’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Master Portfolio’s officers.

With respect to the Sub-adviser, which would be responsible for the daily investment of the assets of the Master Portfolio, subject to oversight by HFMC, among the other services set forth in the sub-advisory agreement, the Board considered the Sub-adviser’s investment philosophy

40

Global Impact Master Portfolio

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to environmental-, social-, and governance-related investments.

The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from HFMC that the written compliance policies and procedures of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford Funds’ compliance program as a result of the addition of the Master Portfolio and the Hartford Funds Master Fund, other than certain changes designed to address the master-feeder structure.

In considering this information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreements, but also the Board members’ experience through past interactions with HFMC and the Sub-adviser in connection with the Board members’ service on the boards of other registrants in the Hartford Funds fund complex. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Master Portfolio by HFMC and the Sub-adviser.

Performance of the Sub-adviser

The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Master Portfolio’s portfolio managers, composite performance data showing the portfolio management team’s capabilities in managing the Sub-adviser’s Global Impact strategy, noting that the Sub-adviser did not currently manage a registered investment company that uses an investment strategy substantially similar to that proposed for the Master Portfolio but does manage other accounts that have a substantially similar principal investment strategy. The Board also considered information comparing the composite performance data to the Master Portfolio’s proposed benchmark and an appropriate group of peer funds. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process. The Board also considered that the Master Portfolio’s strategy to pursue investments that involve socially-impactful and environmentally-responsible investment criteria may influence the Master Portfolio’s performance relative to its benchmark or peers. The Board noted that the Sub-adviser would develop, monitor and report on key performance indicators to measure the social impact of each portfolio company.

Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser have the capability of providing satisfactory investment performance for the Master Portfolio.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for the Master Portfolio, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Master Portfolio and the estimated profitability to HFMC and its affiliates from all services to be provided to the Master Portfolio and all aspects of their relationships with the Master Portfolio. In connection with these considerations, the Board took account of the fact that the Feeder Funds would not directly pay a management fee with respect to any period in which the only investment security held by the Feeder Funds is that of the Master Portfolio, and that, as a result, as long as the Feeder Funds continue to invest solely in the Master Portfolio under a master-feeder structure, investors in the Feeder Funds would incur a single fee for management services provided by HFMC to the Feeder Funds and the Master Portfolio. In evaluating HFMC’s estimated profitability, the Board considered HFMC’s representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Master Portfolio to HFMC would depend on the growth of assets under management. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Master Portfolio would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

As to the costs of the services to be provided by HFMC, the Board considered a comparison of the Mutual Fund Feeder’s proposed advisory fee and estimated overall expenses relative to a peer group of funds (the “Peer Group”) derived from information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, in conjunction with input from an independent financial services consultant engaged by the Board, noting that the number of peer funds directly comparable to the Master Portfolio was limited. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences by and among the Master Portfolio, the Mutual Fund Feeder and the Peer Group. Given that the Peer Group consisted of funds directly investing in individual securities (consistent with the approach taken by the Master Portfolio), the Board considered it

41

Global Impact Master Portfolio

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

appropriate to use the Peer Group as a point of comparison for the Master Portfolio. The Board also considered the proposed sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to the Master Portfolio. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the proposed management and sub-advisory fees and total operating expenses for the Master Portfolio. With respect to the Master Portfolio’s sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also considered that the Master Portfolio would not be subject to an expense limitation or reimbursement arrangement.

In considering the reasonableness of the Master Portfolio’s management and sub-advisory fees and total expense ratio, the Board considered that, according to the information provided by Broadridge, the Master Portfolio’s proposed weighted management fees and total expense ratio were below the Peer Group average and median for all asset levels. The Board further considered that the Master Portfolio’s proposed weighted management fees fell within the 1st or 2nd quintile for all asset levels. The Board also considered that the Master Portfolio’s estimated total expenses were below the Peer Group average and median.

Based on these considerations, the Board concluded that the Master Portfolio’s proposed fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Master Portfolio grows and whether the Master Portfolio’s corresponding fee levels reflect these economies of scale for the benefit of the Master Portfolio’s future shareholders. The Board considered that, because of the master-feeder structure, the extent to which economies of scale may be realized by the Master Portfolio is dependent on the growth of the Feeder Funds’ assets. The Board reviewed the breakpoints in the proposed management fee schedule for the Master Portfolio, which would reduce fee rates as Master Portfolio assets grow over time. The Board considered HFMC’s representation that the Master Portfolio could be expected to achieve some economies of scale as assets in the Master Portfolio grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. In addition, the Board considered that initially setting competitive fee rates and pricing the Master Portfolio to scale at inception are other means of sharing potential economies of scale with shareholders, including the Feeder Funds and their shareholders. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Master Portfolio’s future shareholders. The Board noted, however, that it would review future growth in the Master Portfolio’s assets and the appropriateness of the breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Master Portfolio.

The Board noted that HFMC would receive fees for fund accounting and related services from the Master Portfolio. The Board also considered that Hartford Administrative Services Company, the Master Portfolio’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Master Portfolio. The Board considered HFMC’s efforts to provide investors in the Hartford Funds family of funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Master Portfolio and its shareholders for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

42

Additional Information regarding the Hartford Global Impact Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Master Portfolio’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

43

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Hartford Global Impact Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager.

MFSAR-GI17 6/17    201785    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS MASTER FUND

Date: July 10, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 10, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: July 10, 2017	By:	/s/ Michael Flook
Michael Flook, Vice President,
Treasurer and Controller